Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses), net of tax benefit	$ (3,077)	$ (60)
Unrealized losses, net of tax benefit	$ (244)	$ (2)